Financial Instruments and Financial Risk Management (Details) - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Statement [Line Items]
Fair value of financial assets	$ 3,309	$ 3,616
Linkury’s shares [Member]
Statement [Line Items]
Fair value of financial assets	2,057	2,637
Gix Warrants [Member]
Statement [Line Items]
Fair value of financial assets	11	71
Reverse earn out [Member]
Statement [Line Items]
Fair value of financial assets	180
Conversion Right [Member]
Statement [Line Items]
Fair value of financial assets	646	619
Anti-dilution [Member]
Statement [Line Items]
Fair value of financial assets	$ 415	$ 289